Average Annual Total Returns		12 Months Ended	60 Months Ended	103 Months Ended	116 Months Ended		120 Months Ended	127 Months Ended	128 Months Ended		148 Months Ended	163 Months Ended	164 Months Ended	211 Months Ended	283 Months Ended	347 Months Ended	350 Months Ended	396 Months Ended		424 Months Ended		429 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [5]	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025
MSIFT Discovery Portfolio - Classes I, A, L, C and R6 | Discovery Portfolio | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	13.15%				14.29%															10.92%	[2]
MSIFT Discovery Portfolio - Classes I, A, L, C and R6 | Discovery Portfolio | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	8.66%	6.65%				12.49%															10.83%	[2]
MSIFT Discovery Portfolio - Classes I, A, L, C and R6 | Discovery Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		14.05%	(5.15%)				13.42%															12.48%
MSIFT Discovery Portfolio - Classes I, A, L, C and R6 | Discovery Portfolio | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]	14.05%	(6.63%)				9.55%															9.96%
MSIFT Discovery Portfolio - Classes I, A, L, C and R6 | Discovery Portfolio | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.32%	(3.93%)				9.63%															9.88%
MSIFT Discovery Portfolio - Classes I, A, L, C and R6 | Discovery Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		7.73%	(6.43%)				12.50%									10.43%
MSIFT Discovery Portfolio - Classes I, A, L, C and R6 | Discovery Portfolio | Class L
Prospectus [Line Items]
Average Annual Return, Percent		13.14%	(5.89%)				12.51%					11.57%
MSIFT Discovery Portfolio - Classes I, A, L, C and R6 | Discovery Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		11.86%	(6.12%)	13.41%
MSIFT Discovery Portfolio - Classes I, A, L, C and R6 | Discovery Portfolio | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		14.20%	(5.04%)				13.53%				11.32%
MSIFT Corporate Bond Portfolio - Classes I, A, L, and C | Corporate Bond Portfolio | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	7.58%	0.06%				2.44%													5.32%	[7]
MSIFT Corporate Bond Portfolio - Classes I, A, L, and C | Corporate Bond Portfolio | Bloomberg U.S. Corporate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]	7.77%	(0.09%)				3.27%													5.92%	[7]
MSIFT Corporate Bond Portfolio - Classes I, A, L, and C | Corporate Bond Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		7.75%	(0.01%)				4.20%													5.61%
MSIFT Corporate Bond Portfolio - Classes I, A, L, and C | Corporate Bond Portfolio | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[9]	5.74%	(1.70%)				2.59%													3.57%
MSIFT Corporate Bond Portfolio - Classes I, A, L, and C | Corporate Bond Portfolio | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.55%	(0.69%)				2.61%													3.57%
MSIFT Corporate Bond Portfolio - Classes I, A, L, and C | Corporate Bond Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		3.91%	(0.95%)				3.55%								3.70%
MSIFT Corporate Bond Portfolio - Classes I, A, L, and C | Corporate Bond Portfolio | Class L
Prospectus [Line Items]
Average Annual Return, Percent		6.85%	(0.76%)				3.46%							3.62%
MSIFT Corporate Bond Portfolio - Classes I, A, L, and C | Corporate Bond Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		5.51%	(1.11%)				3.23%		2.67%	[10]
MSIFT Ultra-Short Portfolios - Classes IR, Institutional Class, Class A | Ultra-Short Income Portfolio | Bloomberg U.S. Universal Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]	7.58%	0.06%		2.14%	[12]
MSIFT Ultra-Short Portfolios - Classes IR, Institutional Class, Class A | Ultra-Short Income Portfolio | ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[13]	4.18%	3.17%		2.24%	[12]
MSIFT Ultra-Short Portfolios - Classes IR, Institutional Class, Class A | Ultra-Short Income Portfolio | Class IR
Prospectus [Line Items]
Average Annual Return, Percent		4.51%	3.48%		2.52%
MSIFT Ultra-Short Portfolios - Classes IR, Institutional Class, Class A | Ultra-Short Income Portfolio | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		4.46%	3.43%		2.46%
MSIFT Ultra-Short Portfolios - Classes IR, Institutional Class, Class A | Ultra-Short Income Portfolio | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[14]	2.62%	2.03%		1.44%
MSIFT Ultra-Short Portfolios - Classes IR, Institutional Class, Class A | Ultra-Short Income Portfolio | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.62%	2.02%		1.44%
MSIFT Ultra-Short Portfolios - Classes IR, Institutional Class, Class A | Ultra-Short Income Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		4.36%	3.36%		2.33%
MSIFT Global Strategist Portfolio - Classes I, A, L, C and R6 | Global Strategist Portfolio | MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[15]	22.34%	11.19%				11.72%											8.58%	[16]
MSIFT Global Strategist Portfolio - Classes I, A, L, C and R6 | Global Strategist Portfolio | Customized MSIM Global Allocation Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17]	16.60%	5.79%				7.57%											6.72%	[16]
MSIFT Global Strategist Portfolio - Classes I, A, L, C and R6 | Global Strategist Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent		17.65%	5.52%				7.11%											7.14%
MSIFT Global Strategist Portfolio - Classes I, A, L, C and R6 | Global Strategist Portfolio | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[18]	14.75%	4.20%				5.81%											5.46%
MSIFT Global Strategist Portfolio - Classes I, A, L, C and R6 | Global Strategist Portfolio | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.60%	3.77%				5.26%											5.21%
MSIFT Global Strategist Portfolio - Classes I, A, L, C and R6 | Global Strategist Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent		11.11%	4.07%				6.21%										6.04%
MSIFT Global Strategist Portfolio - Classes I, A, L, C and R6 | Global Strategist Portfolio | Class L
Prospectus [Line Items]
Average Annual Return, Percent		16.60%	4.65%				6.24%						5.69%
MSIFT Global Strategist Portfolio - Classes I, A, L, C and R6 | Global Strategist Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent		15.36%	4.36%				6.11%		4.87%	[19]
MSIFT Global Strategist Portfolio - Classes I, A, L, C and R6 | Global Strategist Portfolio | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		17.70%	5.56%				7.15%	6.03%

[1]
3	The Russell 3000® Index measures the performance of the largest 3,000 US companies designed to represent approximately 98% of the investable US equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included. It is not possible to invest directly in an index.

[2]
4	Since Inception reflects the inception date of Class I.

[3]
5	The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities in the Russell 1000® Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.

[4]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[5]
2	Class C shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

[6]
4	The Bloomberg U.S. Universal Index represents the union of the US Aggregate Index, US Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, US Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. It is not possible to invest directly in an index.

[7]
5	Since Inception reflects the inception date of Class I.

[8]
6	The Bloomberg U.S. Corporate Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that meet specified maturity, liquidity and quality requirements. It is not possible to invest directly in an index.

[9]
2	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[10]
3	Class C shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

[11]
2	The Bloomberg U.S. Universal Index represents the union of the US Aggregate Index, US Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, US Emerging Markets Index, and the non-Employee Retirement Income Security Act of 1974 (non-ERISA) eligible portion of the CMBS Index. The index covers U.S. dollar-denominated, taxable bonds that are rated either investment grade or high-yield. It is not possible to invest directly in an index.

[12]
3	Since Inception reflects the inception date of the Fund.

[13]
4	The ICE BofA (Intercontinental Exchange Bank of America) 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. It is not possible to invest directly in an index.

[14]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[15]
3	The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Returns, including periods prior to January 1, 2001, are calculated using the return data of the MSCI All Country World Index (gross dividends) through December 31, 2000 and the return data of the MSCI All Country World Index (net dividends) after December 31, 2000. It is not possible to invest directly in an index.

[16]
4	Since Inception reflects the inception date of Class I.

[17]
5	The Customized MSIM Global Allocation Index is a performance linked benchmark comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Index for periods after May 31, 2017. Prior to May 31, 2017, the Customized MSIM Global Allocation Index consisted of 60% MSCI All Country World Index (benchmark that measures the equity market performance of developed and emerging markets), 30% Bloomberg Global Aggregate Index (benchmark that provides a broad based measure of the global investment grade fixed-rate debt markets), 5% S&P GSCI Light Energy Index (benchmark for investment performance in the energy commodity market) and 5% ICE BofA U.S. Dollar 1-Month LIBID Average Index (benchmark that tracks the performance of a basket of synthetic assets paying LIBID to a stated maturity). The Customized MSIM Global Allocation Index was added as the Fund benchmark on October 2, 2013 and is provided for comparative purposes only. It is not possible to invest directly in an index.

[18]
1	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.

[19]
2	Class C shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.